INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [text block] [Abstract]
Unrecognised share of losses of associates		£ 4
Cumulative unrecognised share of losses of associates	17	17	17
Cumulative unrecognised share of losses of joint ventures	£ 3	£ 3	£ 29